UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of the
Securities Exchange Act of 1934

For the monthly distribution period from February 1, 2015 to February 28, 2015

Commission File Number of issuing entity: 333-158741-03

USAA Auto Owner Trust 2012-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-158741

USAA Acceptance, LLC
(Exact name of depositor as specified in its charter)

USAA Federal Savings Bank
(Exact name of sponsor as specified in its charter)

Delaware	71-0898378
(State or other jurisdiction of incorporation	(I.R.S. Employer
or organization of the depositor)	Identification No.)

9830 Colonnade Blvd., Suite 600
San Antonio, Texas	78230
(Address of principal executive offices of the depositor)	(Zip Code)

(210) 498-0029
(Telephone number, including area code)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange

	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[____]	[____]	[_X_]
A-2	[____]	[____]	[_X_]
A-3	[____]	[____]	[_X_]
A-4	[____]	[____]	[_X_]
B	[____]	[____]	[_X_]

Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

Yes: ☒           No: ☐

Part I – Distribution Information

Item 1.	Distribution and Pool Performance Information.

The description of the distribution and pool performance for the distribution period from February 1, 2015 to February 28, 2015 is provided on the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of September 19, 2012, between USAA Auto Owner Trust 2012-1, as issuer (the “Trust”) and The Bank of New York Mellon, as indenture trustee (the “Indenture Trustee”) and the Sale and Servicing Agreement, dated as of September 19, 2012, between the Trust, USAA Acceptance, LLC, as depositor, USAA Federal Savings Bank, as seller and servicer and the Trust. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed on Form 8-K with the Securities and Exchange Commission.

See the Indenture, the Sale and Servicing Agreement and the Prospectus Supplement dated September 7, 2012 filed with the Commission on September 19, 2012 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information in Exhibit 99.1.

No assets securitized by USAA Federal Savings Bank (the “Securitizer”) and held by the Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from February 1, 2015 to February 28, 2015. The Securitizer filed its most recent Form ABS-15G on February 13, 2015. The CIK number of the Securitizer is 0000908392.

Part II – Other Information

Item 2 – Legal Proceedings.

The Bank of New York Mellon, as the indenture trustee, has provided the following updated information for inclusion in this Form 10-D.

In the ordinary course of business, The Bank of New York Mellon is named as a defendant in or made a party to pending and potential legal actions. In connection with its role as trustee of certain residential mortgage-backed securitization (“RMBS”) transactions, the Bank of New York Mellon was named as a defendant in a lawsuit by a group of institutional investors. This lawsuit alleges that the trustee had expansive duties under the governing agreements, including the duty to investigate and pursue breach of representation and warranty claims against other parties to the RMBS transactions. While it is inherently difficult to predict the eventual outcomes of pending actions, The Bank of New York Mellon denies liability and intends to defend the litigation vigorously.

Item 3.	Sales of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

None

Item 5.	Submission of Matters to a Vote of Security Holders.

None

Item 6.	Significant Obligors of Pool Assets.

None

Item 7.	Significant Enhancement Provider Information.

None

Item 8.	Other Information.

None

Item 9.	Exhibits.

Exhibit No.	Description

99.1	Monthly Statement furnished to Noteholders
2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned hereunto duly authorized.

USAA FEDERAL SAVINGS BANK

	By:	/s/ MICHAEL J. BROKER
Name: Michael J. Broker
Title: Vice President
Dated: March 16, 2015
3

Exhibit Index

Exhibit

99.1	Monthly Statement to Noteholders